CONSOLIDATED BALANCE SHEETS (Parenthetical) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨) ₨ / shares shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 INR (₨) ₨ / shares shares	Mar. 31, 2021 USD ($) shares
Investments available for sale, at fair value, restricted investments	₨ 1,648,213.8	$ 21,724.2	₨ 1,694,645.4
Loans, allowance	₨ 372,671.8	$ 4,911.9	₨ 343,528.7	$ 4,527.9
Equity shares, par value | ₨ / shares	₨ 1		₨ 1
Equity shares, authorized	6,500,000,000	6,500,000,000	6,500,000,000	6,500,000,000
Equity shares, issued	5,545,540,976	5,545,540,976	5,512,776,482	5,512,776,482
Equity shares, outstanding	5,545,540,976	5,545,540,976	5,512,776,482	5,512,776,482